Note 26 - Cash Flow Information	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]
26	Cash flow information

Non-cash items and information presented separately on the cash flow statement:

	2017	2016	2015
Profit for the year	11,896	11,085	5,590
Adjustments for:
Tax expense	8,691	7,717	2,370
Net finance cost	31	176	535
Loss on sale of Property, plant and equipment	2	44	-
Impairment of Property, plant and equipment	12	20	33
Foreign exchange gains on cash held	121	(105)	(2,865)
Site restoration	36	32	-
Cash-settled share-based payment expense	1,208	788	-
Equity-settled share-based payment expense	835	-	24
Depreciation	3,763	3,491	3,322
Allowance for obsolete stock	32	862	46
Provision for impairment - royalty rebate (note 17)	181	-	-
Cash generated by operations before working capital changes	26,808	24,110	9,055
Inventories	(1,975)	(1,990)	375
Prepayments	82	(99)	(321)
Trade and other receivables	(1,437)	555	(1,472)
Trade and other payables	5,407	3,095	1,186
Cash flows from operating activities	28,885	25,671	8,823